VARIABLE INTEREST ENTITIES (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Current assets
Cash	¥ 98,874,577	$ 13,802,361	¥ 109,991,674
Restricted cash	8,204	1,147	848,936
Notes receivable	0		1,341,820
Accounts receivable, net	35,852,484	5,004,814	38,631,762
Inventories, net	1,344,588	187,697	1,128,912
Purchase advances, net	14,619,556	2,040,811	5,156,550
Contract costs, net	53,547,408	7,474,930	48,335,817
Prepaid expenses	389,216	54,330	401,586
Total Current Assets	356,157,898	49,717,727	506,485,249
Property and equipment, net	19,986,635	2,790,027	22,137,940
Operating lease right-of-use assets, net	18,975,692	2,648,904	23,547,193
Total Assets	525,621,125	73,373,881	552,389,514
LIABILITIES
Short-term bank loans	11,582,336	1,616,832	12,425,959
Accounts payable	19,398,669	2,707,950	10,187,518
Contract liabilities	4,719,255	658,783	1,820,481
Accrued payroll and employees' welfare	3,212,227	448,410	3,237,164
Taxes payable	795,629	111,066	993,365
Short-term borrowings - related parties	10,017,250	1,398,354	10,002,875
Operating lease liabilities - current	1,761,231	245,858	3,741,247
Total Current Liabilities	60,568,863	8,455,088	47,477,363
Operating lease liabilities - non-current	1,081,827	151,017	3,971,285
Long-term borrowings - related party	10,000,000	1,395,946	10,000,000
Total Liabilities	71,651,378	10,002,147	61,455,617
VIE
Current assets
Cash	8,486,745	1,184,704	35,357,534
Restricted cash	8,204	1,145	848,936
Notes receivable	0	0	1,341,820
Accounts receivable, net	35,852,484	5,004,814	38,631,762
Inventories, net	1,344,588	187,697	1,128,912
Other receivables, net	4,844,928	676,326	3,514,776
Loans to third parties-short term	21,753,233	3,036,634	31,008,330
Purchase advances, net	130,531	18,221	30,691
Contract costs, net	53,547,408	7,474,930	48,335,817
Prepaid expenses	37,276	5,205	138,683
Operating lease right-of-use assets, net - current	0	0	1,026,599
Total Current Assets	126,005,397	17,589,676	161,363,860
Property and equipment, net	19,961,664	2,786,541	22,137,940
Loans to third parties-long term	18,500,000	2,582,500	0
Operating lease right-of-use assets, net	4,450,450	621,259	7,695,347
Total Assets	168,917,511	23,579,976	191,197,147
LIABILITIES
Short-term bank loans	11,582,336	1,616,832	12,425,959
Accounts payable	12,113,970	1,691,045	10,187,518
Contract liabilities	4,719,255	658,783	1,820,481
Accrued payroll and employees' welfare	2,129,242	297,231	2,030,300
Intercompany payables	265,588,956	37,074,789	269,423,190
Taxes payable	795,629	111,066	933,219
Short-term borrowings - related parties	10,017,250	1,398,354	10,002,875
Operating lease liabilities - current	1,761,231	245,858	3,741,247
Total Current Liabilities	315,324,265	44,017,571	313,977,090
Operating lease liabilities - non-current	1,081,827	151,017	3,971,285
Long-term borrowings - related party	10,000,000	1,395,946	10,000,000
Total Liabilities	326,406,092	45,564,534	327,948,375
Related Parties
Current assets
Other receivables, net	67,976	9,489	275,976
Operating lease right-of-use assets, net	696,851	97,277	1,769,840
LIABILITIES
Other payables	2,927,377	408,646	2,299,069
Contract liabilities	4,719,255	658,783	1,820,481	$ 254,129	¥ 2,748,365
Operating lease liabilities - current	355,601	49,640	1,775,114
Operating lease liabilities - non-current	0		335,976
Related Parties | VIE
LIABILITIES
Other payables	2,906,544	405,738	2,252,236
Third Parties
Current assets
Accounts receivable, net	35,852,484	5,004,814	38,631,762
Other receivables, net	3,760,881	524,999	3,352,052
LIABILITIES
Other payables	6,154,889	859,189	2,769,685
Third Parties | VIE
LIABILITIES
Other payables	¥ 3,709,852	$ 517,875	¥ 1,160,065